Commitments and Contingencies (Details) ¥ in Millions	1 Months Ended		6 Months Ended
	Aug. 29, 2023 USD ($)	Aug. 29, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Commitments and Contingencies [Abstract]
Lease term			12 months
Rent expense			$ 5,856	$ 5,856
Services rendered amount			$ 210,000
Service fees	$ 2,300,000	¥ 17.0